SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Customers who Accounted for More Than 10% of Total Receivables) (Details) (Concentration of credit risk [Member], Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Customer S [Member]
Concentration Risk [Line Items]
Customers accounted for (as a percent)	9.00%	33.00%
Customer D [Member]
Concentration Risk [Line Items]
Customers accounted for (as a percent)	11.00%